Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information [Abstract]
Entity Registrant Name	CNFinance Holdings Ltd.
Entity Central Index Key	0001733868
Trading Symbol	cnf
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Entity Common Stock, Shares Outstanding	1,371,643,240
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Shell Company	false